Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	FUNDVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2022
Prospectus Date	rr_ProspectusDate	Jun. 30, 2022
Polen Upper Tier High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	POLEN UPPER TIER HIGH YIELD FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Effective immediately, the following table replaces the table in the section under “Fees and Expenses” beginning on page 1 of the Funds’ Prospectus:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses” are based on estimated amounts for the current fiscal year.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the following replaces the seventh paragraph of the section titled “Summary of Principal Investment Strategies” beginning on page 2 of the Funds’ Prospectus:

Although the Fund is not limited in the number of securities in which it can invest, the Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-120 issuers and 70-160 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities rated B or above by at least one independent rating agency such as Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

POLEN UPPER TIER HIGH YIELD FUND

AND

POLEN BANK LOAN FUND

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated December 30, 2022, to the Polen Upper Tier High Yield Fund and Polen Bank Loan Fund’s (collectively, the “Funds”) Prospectus, dated June 30, 2022, as supplemented.

This information in this supplement updates and amends certain information contained in the Prospectus for the Funds and should be read in conjunction with such document.

Polen Upper Tier High Yield Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Polen Upper Tier High Yield Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Polen Bank Loan Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	POLEN BANK LOAN FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective immediately, the following replaces the sixth paragraph of the section titled “Summary of Principal Investment Strategies” beginning on page 8 of the Funds’ Prospectus:

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 50-100 issuers and 60-110 issues; however, the Fund may fall outside such ranges at the Adviser’s discretion based on then-available investment opportunities. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in bank loans. For purposes herein, a bank loan is an instrument arranged by a bank (or similar financial institution) to a company that typically holds legal claim to such company’s assets that is senior to all (or substantially all) other debt obligations.

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.65% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.